Significant Accounting Policies - Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Voyage revenues	$ 20,982	$ 22,328
Voyage Revenues Derived from Spot Charters [Member]
Voyage revenues	11,678	13,080
Voyage Revenues Derived from Time Charters [Member]
Voyage revenues	$ 9,304	$ 9,248